UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE
SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
July 1, 2014 to December 31, 2014

Commission File Number of issuing entity:	333-188745-01

OHIO PHASE-IN-RECOVERY FUNDING LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-188745

OHIO POWER COMPANY
(Exact name of depositor as specified in its charter)

OHIO POWER COMPANY
(Exact name of sponsor as specified in its charter)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

13-4922640
(IRS Employer Identification No.)

1 Riverside Plaza, Columbus, Ohio	43215
(Address of principal executive offices of the issuing entity)	(Zip Code)

(614) 716-1000
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Phase-In- Recovery Bonds, Tranche A-1			☒
Senior Secured Phase-In- Recovery Bonds, Tranche A-2			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes	☒	No

EXPLANATORY NOTE
The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the semi-annual distribution period from July 1, 2014 to December 31, 2014, as filed with the Securities and Exchange Commission on January 5, 2015 (the “Original Form 10-D”), is to attach a corrected Exhibit 99.1 (Semi-annual Servicer’s Certificate). The original Exhibit 99.1 contained a computational error as it failed to include the last wire in the month of December and the correct November true-up amount ($168,696.31 and $239,486.67 respectively).  No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. Other than as described above, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is December 31, 2014.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Phase-In-Recovery Bonds (the "Bonds"), dated July 23, 2013, and related Prospectus, dated July 12, 2013, of Ohio Phase-In-Recovery Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on July 25, 2013 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the January 2, 2015 distribution date.

PART II - OTHER INFORMATION

Item 2.        Legal Proceedings.

None.

Item 3.        Sale of Securities and Use of Proceeds.

None.

Item 4.        Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.        Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.        Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.        Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8.        Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.        Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated December 22, 2014.

 (b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1     Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on May 15, 2013 (incorporated by reference to exhibit 3.1 included as an exhibit to the Sponsor’s Form S-3 dated May 21, 2013).

3.2     Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of October 28, 2013 (incorporated by reference to exhibit 3.2 included as an exhibit to the Sponsor’s Form S-3/A dated June 24, 2013).

4.1    Indenture dated as of August 1, 2013 between the Issuing Entity and U.S. Bank National Association providing for the issuance of Senior Secured Phase-In-Recovery Bonds (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

4.2    Form of Senior Secured Phase-In-Recovery Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.1    Phase-In-Recovery Property Sale Agreement dated as of August 1, 2013 between the Issuing Entity and Ohio Power Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.2    Servicing Agreement dated as of August 1, 2013 between the Issuing Entity and Ohio Power Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.3    Administration Agreement dated as of August 1, 2013 between the Issuing Entity and Ohio Power Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

10.4    Intercreditor Agreement, as of August 1, 2013, among the Issuing Entity, Ohio Power Company, U.S. Bank National Association, as Indenture Trustee, AEP Credit, Inc., American Electric Power Service Corporation, and JPMorgan Chase Bank, N.A. as Administrative Agent (incorporated by reference to exhibit 99.4 included as an exhibit to the Sponsor’s Form 8-K dated August 1, 2013).

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated December 22, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio Phase-In-Recovery Funding LLC
(Issuing Entity)

Date: January 9, 2015	By: Ohio Power Company, as Servicer

/s/ Julia A. Sloat
Julia A. Sloat
Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated December 22, 2014.